Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties			$ 716,721
Due to related parties	$ 72,260	$ 2,395,252
Due amount repaid		1,783,417
Borrowed amount			4,909,854	$ 2,748,129
Repayment of debt			3,037,704	3,164,170
Mr. Lirong Wang [Member] | CEO and Chairman [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	788,981
Mr. Guohua Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties	2,770	6,939
Due amount repaid	6,461	4,318
Borrowed amount			11,663	53,694
Repayment of debt			9,406	29,581
Ms. Xueying Sheng [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties	0	9,518
Due amount repaid	$ 13,121	$ 3,014
Borrowed amount			18,605	71,158
Repayment of debt			$ 12,803	$ 89,524